Income Taxes - Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred Tax Assets:
Net operating loss carryforwards	$ 3,913	$ 853
Stock-based compensation	810	463
Accrued compensation	257	74
Deferred rent	14
Deferred Tax Assets, Tax Credit Carryforwards	52	6
Total deferred tax assets	5,046	1,396
Valuation allowance	(4,696)	(1,196)
Deferred tax assets, net of valuation allowance	350	200
Deferred tax liabilities:
Depreciation and amortization	(350)	(200)
Net deferred tax assets	$ 0	$ 0